CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $)	Dec. 31, 2014		Dec. 31, 2013
CASH AND CASH EQUIVALENTS
Cash and Due from Banks	$ 1,524,217		$ 1,063,339
Short-term Investments	13,202,325		25,336,500
Cash and Cash Equivalents, and Short-term Investments	14,726,542	[1]	26,399,839	[1]
RESTRICTED CASH	1,073,157	[2]	974,452	[2]
LOANS:
Direct Cash Loans	471,195,331		445,754,712
Real Estate Loans	20,271,000		20,329,655
Sales Finance Contracts	23,906,111		22,269,833
Loans, Total	515,372,442	[3]	488,354,200	[3]
Unearned Finance Charges	63,079,794		59,649,718
Unearned Insurance Premiums and Commissions	35,331,723		34,596,733
Allowance for Loan Losses	28,620,000		24,680,789
Net Loans	388,340,925		369,426,960
MARKETABLE DEBT SECURITIES:
Available for Sale, at fair value	132,847,073		106,061,584
Held to Maturity, at amortized cost	22,762,252		29,777,456
Marketable Debt Securities, Total	155,609,325		135,839,040
EQUITY METHOD INVESTMENTS	26,059,579	[1]	10,211,635	[1]
OTHER ASSETS
Land, Buildings, Equipment and Leasehold Improvements	10,205,126	[4]	8,913,865	[4]
Deferred Acquisition Costs	2,028,468		1,986,326
Due from Non-affiliated Insurance Company	2,102,978		2,566,531
Other Miscellaneous	5,441,945		5,442,413
Other Assets	19,778,517		18,909,135
ASSETS, Total	605,588,045		561,761,061
SENIOR DEBT:
Senior Demand Notes, including accrued interest	58,530,148		54,055,007
Commercial Paper	276,656,052		253,960,145
Senior Debt, Total	335,186,200	[5]	308,015,152	[5]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	24,228,121		21,014,769
SUBORDINATED DEBT	37,726,538	[6]	40,378,507	[6]
LIABILITIES, Total	397,140,859		369,408,428
COMMITMENTS AND CONTINGENCIES		[7]		[7]
STOCKHOLDERS' EQUITY:
Preferred Stock		[8]		[8]
Accumulated Other Comprehensive Income	3,663,475		(2,472,734)
Retained Earnings	204,613,711		194,655,367
Stockholders' Equity, Total	208,447,186		192,352,633
LIABILITIES AND STOCKHOLDERS' EQUITY, Total	605,588,045		561,761,061
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock	170,000	[9]	170,000	[9]
Non-Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		[10]		[10]

[1]	Note 5.
[2]	Note 1.
[3]	Note 2.
[4]	Land, Buildings, Equipment and Leasehold Improvements, less accumulated depreciation and amortization of $24,049.665 and $21,657,107 in 2014 and 2013, respectively.
[5]	Note 7.
[6]	Note 8.
[7]	Note 9.
[8]	Preferred Stock; $100 par value 6,000 shares authorized; no shares outstanding.
[9]	Common Stock: Voting Shares; $100 par value; 2,000 shares authorized; 1,700 shares outstanding as of December 31, 2014 and 2013.
[10]	Common Stock: Non-Voting Shares; no par value; 198,000 shares authorized; 168,300 shares outstanding as of December 31, 2014 and 2013.